GOVERNMENT FINANCIAL INCENTIVES	12 Months Ended
Dec. 31, 2013
GOVERNMENT FINANCIAL INCENTIVES
14.	GOVERNMENT FINANCIAL INCENTIVES

The Group received government financial incentives of RMB47,746,000, RMB63,644,000 and RMB44,766,000 (US$7,394,816) during the years ended December 31, 2011, 2012 and 2013, respectively, from the municipal government for prompt tax payments and qualification as a high technology company. Such financial incentives are recorded within operating expenses as they are calculated with reference to business tax, value-added tax, and corporate income tax, if any, paid or withheld by the Company’s PRC subsidiaries or VIE at predetermined percentages. The central government or municipal government could decide at any time to immediately eliminate or reduce these financial incentives. There is no guarantee that the Group will continue to receive these government financial incentives in the future. There are no conditions or performance obligations attached to these government financial incentives and once received, are not refundable. As a result, government financial incentives are recognized as income when received.